Other Financial Liabilities - Summary of Secured and Unsecured Liabilities by Company (Detail) - Unsecured Liabilities [Member] - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 264,634	$ 441,946
Non-current, Maturity	3,357,885	2,626,127
Less than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	99,500	264,812
More than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	165,134	177,134
One to two years
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	387,839	202,402
Two to three years
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	388,349	439,090
Three to four years
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	521,212	350,183
Four to five years
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	479,064	227,794
More than five years
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 1,581,421	$ 1,406,658